Commitments (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended		19 Months Ended	25 Months Ended
	Nov. 30, 2010	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2011	May 31, 2012	Nov. 30, 2012	Feb. 28, 2013	Aug. 31, 2012
Commitments (Textual)
Agreement period for website design and maintenance services								2 years
Total cost of website design and maintenance services	$ 20,000
Website design and maintenance services fee payable in installment		5,000		5,000			5,000		5,000	5,000	5,000	5,000
Accrued expense of agreement for website design and maintenance services				17,521			10,000
Consulting expenses		$ 5,000	$ 5,116	$ 7,521	$ 5,281		$ 10,281		$ 10,281	$ 17,802